Note 17: Executive and Board Compensation: ScheduleOfBoardCompensation (Details) (USD $)	1 Months Ended												3 Months Ended				12 Months Ended
	May 31, 2013	Apr. 30, 2013	Mar. 31, 2013	Feb. 28, 2013	Jan. 31, 2013	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	Jul. 31, 2012	Jun. 30, 2012	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2013
Details
Board Shares Approved, Not Issued	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Board Shares Issued	15,000	15,000	15,000	15,000	15,000	15,000	15,000	15,000	15,000	15,000	15,000	15,000	45,000	45,000	45,000	45,000	180,000
N5DayAverageShareClosingPrice	$ 0.00680	$ 0.01028	$ 0.01392	$ 0.01522	$ 0.00982	$ 0.00774	$ 0.00590	$ 0.00770	$ 0.02320	$ 0.03900	$ 0.04400	$ 0.03800	$ 0.01033	$ 0.01093	$ 0.01228	$ 0.04033	$ 0.01846
Cost Base	$ 102.00	$ 154.20	$ 208.80	$ 228.30	$ 147.30	$ 116.10	$ 89.10	$ 115.60	$ 348.00	$ 585.00	$ 660.00	$ 570.00	$ 465.00	$ 491.70	$ 552.70	$ 1,815.00	$ 3,323.50